UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hutchens Investment Management, Inc.
Address: 114 North Main St.
         Suite 302
         Concord, NH  03301

13F File Number:  28-06690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tracy Taylor
Title:     V.P. of Operations
Phone:     603-227-5256

Signature, Place, and Date of Signing:

     Tracy Taylor     Concord, NH     November  13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $64,248 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6    		ITEM 7		ITEM 8
NAME OF ISSUER	TITLE OF CLASS	CUSIP #	FAIR MKT VAL	SHARE	(A) SOLE	(B) SHARED	(C) SHARED	Managers		VOTING AUTHORITY SHARES
						AS DEF IN	OTHER	See Instr V	(A)SOLE	(B)SHARED	(C)NONE
						INST. 5
Berkshire Hathaway Inc. Cl. B	Class B	084670207	3577	908	X				367		541
Cisco Systems,Inc.	Common	17275R102	4443	134590	X				49725		84865
Pepsico, Inc.	Common	713448108	3518	48150	X				19250		28900
Procter & Gamble	Common	742718109	3510	50098	X				20495		29603
Genentech Inc Com New	Common	368710406	2582	33200	X				10725		22475
Oracle	Common	68389X105	2988	138365	X				54300		84065
UnitedHealth Group Inc.	Common	91324P102	5875	2845	X				925		1920
Apple Computer	Common	037833100	3035	19875	X				7400		12475
Amphenol Corp New Cl A	Class A	032095101	1447	36550	X				23400		13150
Marathon Oil Corp.	Common	565849106	2019	35450	X				14300		21150
Devon Energy Corp.	Common	25179M103	2186	26275	X				11625		14650
America Movil	Common	02364W105	2266	35475	X				15100		20375
Freeport Mcmor Cop&Gld	Common	35671D857	2677	25600	X				9925		15675
Core Laboratories NV	Common	N22717107	2420	19000	X				6875		12125
PowerShares Dynamic Oil Services	Common	73935X625	645	23250	X				9825		13425
L-3 Communications	Common	502424104	1971	19325	X				6950		12375
Google Inc. Class A	Class A	38259P508	2246	3970	X				1531		2439
Goldman Sachs Group, Inc.	Common	38141G104	297	1395	X				600		795
Honeywell Int'l	Common	438516106	1832	30900	X				10925		19975
Caterpillar, Inc.	Common	149123101	1920	21925	X				8025		13900
Boeing Company	Common	097023105	1793	17075	X				6175		10900
Deere & Co.	Common	244199105	1614	10900	X				4975		5925
United Technologies	Common	913017109	1684	20975	X				7025		13950
Verizon Communications	Common	92343V104	1184	26831	X				1675		25156
iShares MSCI EAFE	Common	464287465	1160	14050	X				8350		5700
Disney	Common	254687106	1083	31500	X				2875		28625
iShares Lehman 7-10 year Treasury Bond 	Common	464287440	1063	13900	X				3875		10025
iShares S&P 400 Growth	Common	464287606	640	1250	X				1250		0
BlackRock Global Floating Rate Fund	Common	091941104	1711	103075	X				34075		69000
Walgreen Co.	Common	931422109	218	4625	X				2450		2175
iShares MSCI Japan Index Fund	Common	464286848	299	20875	X				10750		10125
Danaher Corp	Common	235851102	345	4172	X				0		4172
